Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Taxes on Income (Details) [Line Items]
Income tax rate percentage	23.00%	23.00%	23.00%
Description of tax benefits	As part of Economic Efficiency Law (Legislative Amendments for Accomplishment of Budgetary Targets for Budget Years 2017-2018), 5777-2016, the tax rate is 16% for all other Areas other than Area A (which was 9% from 2016 onward).				As of December 31, 2015, some of the Company Israeli subsidiaries filed a notice to the Israeli tax authorities to apply for the new benefits under the 2011 Amendment and therefore and subject to the amended tax rate of 16%, which was used for 2014-2016 tax years.
Benefit regime for preferred technology enterprises, description	Amendment, with total consolidated revenues of the group companies is less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%). In order to qualify as a Preferred technological enterprise certain criterion must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports. A PTE that acquires Benefited Intangible Assets from a foreign company for more than NIS 200 million after January 1, 2017, will be eligible for 12% reduce tax rate on capital gain upon sale of the Benefited Intangible Assets.			The 2017 Amendment further provides that a technology company satisfying certain conditions will qualify as a Special PTE (an enterprise for which, among others, total consolidated revenues of its parent company and all subsidiaries is at least NIS 10 billion) and will thereby enjoy a reduced corporate tax rate of 6% on PTI regardless of the company’s geographic location within Israel. In addition, a Special PTE will enjoy a reduced corporate tax rate of 6% on capital gain derived from the sale of certain “Benefited Intangible Assets” to a related foreign company if the Benefited Intangible Assets were either developed by the Special Preferred Technology Enterprise or acquired from a foreign company on or after January 1, 2017. Starting 2017 under Amendment 73 to the Investment Law, part of the Company’s taxable income in Israel were entitled to a preferred 12% tax rate. Since 2019, under Special PTE the tax rate for part of the Company’s taxable income in Israel has been reduced to a 6% corporate tax rate.
Undistributed earnings of foreign subsidiaries	$ 22,155
Unrecognized deferred tax liability for temporary differences related to investments	2,952
Loss carryforwards	30,187
Accrued interest of unrecognized tax benefits	$ 1,748	$ 1,039
Isreal [Member]
Taxes on Income (Details) [Line Items]
Tax rate percentage	12.00%
Maximum [Member]
Taxes on Income (Details) [Line Items]
Income tax rate percentage			35.00%
Minimum [Member]
Taxes on Income (Details) [Line Items]
Income tax rate percentage			21.00%